INCOME TAX (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense (benefit) [Abstract]
Current	$ 0	$ (413,000)	$ (57,000)
Deferred	0	(646,000)	(1,533,000)
Establishment of valuation allowance	0	847,000	0
Income tax benefit	0	(212,000)	(1,590,000)
Statutory federal income tax rate (in hundredths)	35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income (loss) before income tax	9,169,000	(7,144,000)	(6,405,000)
Net change in valuation allowance	(8,730,000)	9,369,000	5,672,000
Bank owned life insurance	(568,000)	(657,000)	(671,000)
Tax-exempt income	(453,000)	(521,000)	(800,000)
Share-based compensation	258,000	0	0
U.S. Treasury warrant	100,000	(398,000)	(138,000)
Non-deductible meals, entertainment and memberships	55,000	50,000	36,000
Trust preferred securities exchange costs	0	0	352,000
Other, net	169,000	(911,000)	364,000
Income tax benefit	0	(212,000)	(1,590,000)
Pretax other comprehensive income		1,800,000	3,900,000
Tax benefit being allocated to loss from operations		600,000	1,400,000
Additional valuation allowance recorded		9,400,000	5,700,000
Deferred tax assets [Abstract]
Loss carryforwards	39,593,000	25,686,000
Allowance for loan losses	15,502,000	20,616,000
Fixed assets	2,664,000	3,109,000
Alternative minimum tax credit carry forward	2,577,000	2,577,000
Purchase premiums, net	2,413,000	4,416,000
Valuation allowance on other real estate owned	2,085,000	5,129,000
Share based payments	817,000	1,006,000
Vehicle service contract counterparty contingency reserve	765,000	12,377,000
Unrealized loss on trading securities	591,000	603,000
Other than temporary impairment charge on securities available for sale	507,000	427,000
Deferred compensation	512,000	482,000
Loss reimbursement on sold loans reserve	501,000	524,000
Non accrual loan interest income	325,000	443,000
Unrealized loss on derivative financial instruments	259,000	539,000
Reserve for unfunded lending commitments	209,000	450,000
Unrealized loss on securities available for sale	181,000	1,252,000
Mepco claims expense	0	546,000
Other	162,000	112,000
Gross deferred tax assets	69,663,000	80,294,000
Valuation allowance	(65,117,000)	(75,199,000)
Total net deferred tax assets	4,546,000	5,095,000
Deferred tax liabilities [Abstract]
Mortgage servicing rights	3,855,000	3,930,000
Deferred loan fees	373,000	356,000
Federal Home Loan Bank stock	318,000	318,000
Unrealized gain on loans held for sale	0	491,000
Gross deferred tax liabilities	4,546,000	5,095,000
Net deferred tax assets	0	0
Operating loss carryforwards [Abstract]
2017	3,437,000
2018	189,000
2022	194,000
2023	359,000
2029	25,467,000
2030	26,254,000
2031	17,170,000
2032	38,865,000
Total	111,935,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	111,935,000
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	2,139,000	2,393,000	1,981,000
Additions based on tax positions related to the current year	15,000	23,000	445,000
Reductions due to the statute of limitations	(56,000)	(277,000)	(33,000)
Reductions due to settlements	(227,000)	0	0
Balance at end of year	1,871,000	2,139,000	2,393,000
Unrecognized tax benefits of effective tax rate	400,000
Penalties and interest expense	0	0	0
Penalties and interest accrued	0	0	0
Open tax year	2009
Financial institutions [Member]
Operating loss carryforwards [Abstract]
Total	4,200,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,200,000
Change in control of tax credit carryforward	3,300,000
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Federal capital loss carryfowards	300,000
Expiration dates	2014
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets attributable to Mepco		$ 800,000